UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 975.80	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.14%
Actual		$ 1,000.00	$ 1,000.05	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	41.1
Health Care	22.1	19.5
Water & Sewer	15.8	15.3
Education	6.7	5.9
Special Tax	4.5	5.2
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	6.1	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	6.8	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 4.5%	AAA 4.9%
AA,A 83.7%	AA,A 81.3%
BBB 6.6%	BBB 7.6%
BB and Below 3.7%	BB and Below 2.1%
Not Rated 0.6%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,084,177
Series 2006 A, 5% 10/1/23	1,000,000	1,011,560
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,312,134
		3,407,871
Michigan - 97.4%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,721,255
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,629,220
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,693,227
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,491,323
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,524,802
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,825,000	2,232,395
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,230,107
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,636,956
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,785,500
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,069,990
5% 5/1/17 (FSA Insured)	2,065,000	2,196,726
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,725,770
5% 6/1/25 (AMBAC Insured)	1,775,000	1,845,113
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,781,848
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,060,559
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,849,826
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,896,854
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,048,427
5% 5/1/16 (FSA Insured)	1,855,000	2,038,404
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,062,480
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit City School District Series 2005 A, 5.25% 5/1/30	$ 5,000,000	$ 5,281,150
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,605,450
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,220,800
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,776,518
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,893,306
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	515,927
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,124,787
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,633,080
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,635,309
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,695,357
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,829,750
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,045,600
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,790
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,087,100
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,148,639
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,869,888
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,891,646
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,769,000
Series 2011 A, 5.75% 7/1/37	4,950,000	5,074,196
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,072,490
5% 10/1/22 (FSA Insured)	1,000,000	1,065,440
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,580,743
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,721,089
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,106,000
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,281,068
5% 5/1/28 (FSA Insured)	1,250,000	1,302,750
5% 5/1/29 (FSA Insured)	1,275,000	1,323,909
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,473,778
5% 5/1/17 (FSA Insured)	1,985,000	2,050,088
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,691,745
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,797,990
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,843,302
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,301,322
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,364,088
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr. Proj.) Series 2013 A:
5% 7/1/23	1,580,000	1,539,994
5.25% 7/1/39	1,000,000	895,850
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,133,028
5% 5/1/17 (FSA Insured)	1,615,000	1,728,341
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,253,475
5% 5/1/17 (FSA Insured)	1,390,000	1,477,362
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,309,076
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,433,847
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,590,619
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,306,850
5% 5/1/17 (FSA Insured)	1,230,000	1,301,574
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,194,693
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,175,000	$ 1,276,626
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,407,016
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,570,212
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,458,098
5% 5/1/19 (FSA Insured)	1,315,000	1,504,781
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Pre-Refunded to 7/1/14 @ 100)	2,500,000	2,619,400
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,206,790
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,152,600
Series 2008, 5% 1/1/38	3,320,000	3,545,362
Series 2010, 5% 1/1/28	3,000,000	3,373,380
Series 2012, 5% 1/1/37	1,250,000	1,324,625
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,238,600
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,079,640
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	546,855
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,146,600
Series 2009, 5.625% 12/1/29	2,400,000	2,604,384
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,047,871
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,037,107
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	531,860
5.25% 5/1/21 (FSA Insured)	2,000,000	2,259,280
5.25% 5/1/24 (FSA Insured)	2,100,000	2,313,780
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,168,728
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,071,880
4% 5/1/24	1,220,000	1,284,843
4% 5/1/25	500,000	518,510
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Hudsonville Pub. Schools: - continued
5% 5/1/20	$ 1,000,000	$ 1,160,760
5% 5/1/22	600,000	693,444
5.25% 5/1/41	1,750,000	1,848,683
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,970,608
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,286,698
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,246,020
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,504,889
5.25% 5/1/16 (FSA Insured)	1,500,000	1,660,860
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,356,605
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,667,843
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,224,197
6.25% 7/1/40	165,000	171,791
(Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,754,900
Series 2011 C, 5% 1/15/42	5,000,000	5,079,750
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,106,760
4% 5/1/22	1,000,000	1,094,890
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,422,549
Series 2012:
5% 5/1/22	1,500,000	1,720,245
5% 5/1/23	1,500,000	1,707,855
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,494,500
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,306,056
5% 5/1/25	1,540,000	1,740,262
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,524,839
5% 5/1/20 (FSA Insured)	1,425,000	1,588,761
5% 5/1/22 (FSA Insured)	1,395,000	1,532,631
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	$ 3,030,000	$ 3,334,909
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,516,181
5% 5/1/16 (FSA Insured)	1,425,000	1,552,196
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,539,400
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,066,250
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,208,840
Series IA:
5.375% 10/15/41	3,000,000	3,099,960
5.5% 10/15/45	10,000,000	10,487,000
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,308,688
5% 1/1/40	3,000,000	3,068,280
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,197,119
Series 2011 MI, 5% 12/1/39	7,000,000	7,004,480
Series 2012 A:
4.125% 6/1/32	3,000,000	2,617,890
5% 6/1/39	11,425,000	11,309,828
Series 2012 B, 5% 7/1/22	2,600,000	2,880,020
Series 2012:
5% 11/15/24	425,000	468,380
5% 11/15/25	1,000,000	1,091,320
5% 11/1/26	5,000,000	5,365,650
5% 11/15/26	800,000	863,896
5% 11/15/36	4,200,000	4,275,222
5% 11/1/42	2,000,000	2,032,680
5% 11/15/42	4,500,000	4,526,505
Series 2013:
5% 8/15/30	4,105,000	4,266,737
5% 8/15/31	2,310,000	2,385,837
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,623,400
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,395,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	$ 1,000,000	$ 1,053,870
5% 11/15/17	1,000,000	1,093,420
Series 2009, 5.25% 11/15/24	3,000,000	3,238,530
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,748,189
5.75% 5/15/38	6,890,000	7,513,476
Series 2012 A:
5% 6/1/24	2,765,000	3,084,551
5% 6/1/25	2,895,000	3,192,259
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,004,420
Series 2009 A, 6.125% 6/1/39	3,740,000	4,062,276
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,102,210
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	125,000	127,901
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	598,216
5% 11/15/18	1,725,000	1,904,555
5% 11/15/19	1,000,000	1,092,810
5% 11/15/20	2,000,000	2,169,320
5% 11/15/31	5,000,000	5,093,850
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,693,800
5% 12/1/26	3,725,000	3,979,716
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	941,361
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,185,030
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,483,141
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,644,923
Series 2005, 5% 10/1/23	385,000	440,074
Series 2009, 5% 10/1/26	5,000,000	5,595,550
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,901,450
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,874,489
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	$ 8,520,000	$ 10,539,240
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,192,531
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,422,700
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,030,925
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,498,650
Series 2011, 5% 11/15/36	2,000,000	2,129,220
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	466,091
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	539,745
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,795,287
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,400,927
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,186,791
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,637,499
5% 5/1/16 (FSA Insured)	1,475,000	1,576,834
5% 5/1/17 (FSA Insured)	3,675,000	3,857,831
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,308,446
5% 3/1/25	1,225,000	1,350,624
5% 3/1/26	1,290,000	1,407,248
5% 3/1/37	4,000,000	4,124,520
Series 2013 A:
5% 3/1/25	995,000	1,106,918
5% 3/1/26	1,620,000	1,781,401
5% 3/1/27	815,000	885,864
5% 3/1/38	2,900,000	2,996,338
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,115,686
5.25% 5/1/27 (FSA Insured)	1,135,000	1,211,556
Ottawa County Wtr. Supply Sys. Rev. Series 2010, 5% 5/1/37	1,100,000	1,216,270
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,430,000	$ 1,483,196
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,259,459
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,094,367
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,078,960
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,103,841
5% 5/1/16 (FSA Insured)	1,025,000	1,097,314
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,647,550
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,798,327
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,176,886
5% 5/1/38 (FSA Insured)	1,000,000	1,034,130
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	653,764
5% 5/1/15	955,000	985,111
5% 5/1/17	1,000,000	1,028,250
5% 5/1/18	1,000,000	1,027,240
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,490,830
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,678,919
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,250,309
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,815,000	2,141,119
8.25% 9/1/39	3,425,000	4,197,714
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,026,350
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (Pre-Refunded to 4/1/14 @ 100)	1,380,000	1,429,570
5% 4/1/19 (Pre-Refunded to 4/1/14 @ 100)	1,475,000	1,527,982
5% 4/1/26	1,495,000	1,616,917
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,137,740
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	$ 2,500,000	$ 2,658,875
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,061,870
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,205,865
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,832,917
5% 5/1/16 (FSA Insured)	1,750,000	1,901,148
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,340
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,710
5% 5/1/15 (Pre-Refunded to 5/1/14 @ 100)	2,135,000	2,219,354
Univ. of Michigan Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,807,046
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,047,040
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,290
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,203,600
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,296,381
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,560
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,152,898
5% 12/1/25	5,120,000	5,581,005
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,523,050
Series 2012 A:
5% 12/1/22	2,220,000	2,494,459
5% 12/1/23	2,300,000	2,553,115
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	4,749,103
5% 5/1/26	2,000,000	2,179,460
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,435,000	$ 5,548,265
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,945,650
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,129,770
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,970
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,994,606
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,188,440
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,050,000	1,093,649
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,177,430
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	180,844
		637,050,062
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,050,670
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,060,260
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2009 A, 6.5% 8/1/44	1,500,000	1,609,305
		4,720,235
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,622,880
Series 2009 B, 5% 10/1/25	1,200,000	1,284,132
		2,907,012
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $629,037,693)	648,085,180
NET OTHER ASSETS (LIABILITIES) - 0.9%	5,873,164
NET ASSETS - 100%	$ 653,958,344
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.0%
Health Care	22.1%
Water & Sewer	15.8%
Education	6.7%
Others* (Individually Less Than 5%)	15.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $629,037,693)		$ 648,085,180
Cash		1,921,665
Receivable for fund shares sold		94,971
Interest receivable		7,006,442
Other receivables		3,174
Total assets		657,111,432

Liabilities
Payable for fund shares redeemed	$ 1,975,624
Distributions payable	760,080
Accrued management fee	207,590
Other affiliated payables	184,559
Other payables and accrued expenses	25,235
Total liabilities		3,153,088

Net Assets		$ 653,958,344
Net Assets consist of:
Paid in capital		$ 634,326,865
Undistributed net investment income		150,793
Accumulated undistributed net realized gain (loss) on investments		433,199
Net unrealized appreciation (depreciation) on investments		19,047,487
Net Assets, for 54,419,116 shares outstanding		$ 653,958,344
Net Asset Value, offering price and redemption price per share ($653,958,344 ÷ 54,419,116 shares)		$ 12.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 13,709,602

Expenses
Management fee	$ 1,275,300
Transfer agent fees	286,017
Accounting fees and expenses	80,453
Custodian fees and expenses	4,209
Independent trustees' compensation	1,333
Registration fees	15,713
Audit	24,069
Legal	4,381
Miscellaneous	3,586
Total expenses before reductions	1,695,061
Expense reductions	(7,097)	1,687,964
Net investment income (loss)		12,021,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		493,314
Change in net unrealized appreciation (depreciation) on investment securities		(29,800,672)
Net gain (loss)		(29,307,358)
Net increase (decrease) in net assets resulting from operations		$ (17,285,720)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,021,638	$ 23,737,281
Net realized gain (loss)	493,314	709,792
Change in net unrealized appreciation (depreciation)	(29,800,672)	14,987,681
Net increase (decrease) in net assets resulting from operations	(17,285,720)	39,434,754
Distributions to shareholders from net investment income	(12,012,375)	(23,650,013)
Distributions to shareholders from net realized gain	(447,467)	(220,908)
Total distributions	(12,459,842)	(23,870,921)
Share transactions Proceeds from sales of shares	64,623,398	114,227,329
Reinvestment of distributions	7,621,830	14,619,749
Cost of shares redeemed	(82,226,095)	(72,723,778)
Net increase (decrease) in net assets resulting from share transactions	(9,980,867)	56,123,300
Redemption fees	3,071	328
Total increase (decrease) in net assets	(39,723,358)	71,687,461

Net Assets
Beginning of period	693,681,702	621,994,241
End of period (including undistributed net investment income of $150,793 and undistributed net investment income of $141,530, respectively)	$ 653,958,344	$ 693,681,702
Other Information Shares
Sold	5,180,823	9,150,950
Issued in reinvestment of distributions	613,342	1,169,914
Redeemed	(6,681,865)	(5,820,774)
Net increase (decrease)	(887,700)	4,500,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Income from Investment Operations
Net investment income (loss) D	.214	.445	.463	.462	.460	.457
Net realized and unrealized gain (loss)	(.512)	.303	.586	(.184)	.575	(.465)
Total from investment operations	(.298)	.748	1.049	.278	1.035	(.008)
Distributions from net investment income	(.214)	(.444)	(.462)	(.461)	(.460)	(.457)
Distributions from net realized gain	(.008)	(.004)	(.007)	(.007)	(.015)	(.005)
Total distributions	(.222)	(.448)	(.469)	(.468)	(.475)	(.462)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.02	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Total Return B, C	(2.42)%	6.19%	9.20%	2.32%	9.30%	(.06)%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.49% A	.48%	.49%	.49%	.50%	.47%
Net investment income (loss)	3.46% A	3.57%	3.90%	3.86%	3.94%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,958	$ 693,682	$ 621,994	$ 626,752	$ 645,195	$ 568,852
Portfolio turnover rate	10% A	10%	9%	7%	6%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/13	% of fund's investments 12/31/12	% of fund's investments 6/30/12
1 - 7	74.7	80.1	75.0
8 - 30	7.9	5.5	5.4
31 - 60	2.7	2.6	1.2
61 - 90	1.6	0.0	6.7
91 - 180	6.2	3.8	4.7
> 180	6.9	8.0	7.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/13	12/31/12	6/30/12
Fidelity Michigan Municipal Money Market Fund	34 Days	29 Days	38 Days
All Tax-Free Money Market Funds Average*	34 Days	34 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.

Weighted Average Life
	6/30/13	12/31/12	6/30/12
Fidelity Michigan Municipal Money Market Fund	35 Days	29 Days	38 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Variable Rate Demand Notes (VRDNs) 59.4%	Variable Rate Demand Notes (VRDNs) 67.0%
Other Municipal Debt 29.7%	Other Municipal Debt 21.6%
Investment Companies 11.1%	Investment Companies 9.0%
Net Other Assets (Liabilities)** (0.2)%	Net Other Assets (Liabilities) 2.4%

Current and Historical Seven-Day Yields

	6/30/13	3/31/13	12/31/12	9/30/12	6/30/12
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2013, the most recent period shown in the table, would have been -0.43%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 7/5/13, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.33% 7/1/13, VRDN (a)(d)	2,300,000	2,300,000
Series 1999 A, 0.24% 7/5/13, VRDN (a)	400,000	400,000
		2,700,000
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.09% 7/5/13, VRDN (a)(d)	2,800,000	2,800,000
Series 2003, 0.09% 7/5/13, VRDN (a)(d)	3,000,000	3,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.33% 7/5/13, VRDN (a)	300,000	300,000
		6,100,000
Michigan - 56.3%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	22,055,000	22,055,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	29,980,000	29,980,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	6,180,000	6,180,000
Grand Traverse County Hosp. Series 2011 B, 0.1% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.05% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	25,240,000	25,240,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.07% 7/5/13, LOC Bank of America NA, VRDN (a)	14,975,000	14,975,000
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.05% 7/5/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,580,000	15,580,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.07% 7/5/13, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,645,000	8,645,000
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
Series 2011 IIB, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4286, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,000,000	$ 4,000,000
Series ROC II R 14014, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	8,600,000	8,600,000
Series 2012 C, 0.07% 7/5/13, LOC Citibank NA, VRDN (a)	27,015,000	27,015,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.05% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)	5,865,000	5,865,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	30,965,000	30,965,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.04% 7/5/13, VRDN (a)	32,665,000	32,665,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.1% 7/5/13, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.1% 7/5/13, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.1% 7/5/13, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.08% 7/5/13, LOC Fannie Mae, VRDN (a)(d)	6,600,000	6,600,000
(Hunt Club Apts. Proj.) 0.08% 7/5/13, LOC Fannie Mae, VRDN (a)(d)	6,495,000	6,495,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.08% 7/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	56,100,000	56,100,000
Series 2009 D, 0.07% 7/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	35,470,000	35,470,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,625,000	7,625,000
Series 2000 A, 0.06% 7/5/13 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.3% 7/5/13, LOC Bank of America NA, VRDN (a)(d)	1,105,000	1,105,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.07% 7/1/13, VRDN (a)	$ 24,550,000	$ 24,550,000
(BC & C Proj.) 0.16% 7/5/13, LOC Comerica Bank, VRDN (a)(d)	475,000	475,000
(Consumers Energy Co. Proj.) 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,500,000	4,500,000
(Greenpath, Inc. Proj.) Series 2011, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	5,590,000	5,590,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.07% 7/1/13, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(S & S LLC Proj.) Series 2000, 0.34% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,005,000	1,005,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.06% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.07% 7/5/13, LOC Comerica Bank, VRDN (a)	10,250,000	10,250,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	10,030,000	10,030,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.2% 7/5/13, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.12% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,300,000	4,300,000
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 7/5/13, VRDN (a)	400,000	400,000
Series 2012 D2, 0.04% 7/5/13, VRDN (a)	29,445,000	29,445,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.06% 7/5/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,650,000	5,650,000
Wayne County Arpt. Auth. Rev.:
0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	8,995,000	8,995,000
0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,975,000	8,975,000
0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	13,000,000	13,000,000
		559,370,000
Minnesota - 0.3%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.1% 7/5/13, LOC Deutsche Bank AG, VRDN (a)(d)	3,060,000	3,060,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.12% 7/5/13, LOC Bank of America NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 7/5/13, VRDN (a)(d)	600,000	600,000
		1,600,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.3% 7/5/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	300,000	300,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/5/13, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.27% 7/5/13, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.18% 7/5/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 7/5/13, LOC Cr. Industriel et Commercial, VRDN (a)	2,100,000	2,100,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.16% 7/5/13, VRDN (a)	2,500,000	2,500,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.12% 7/5/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		3,500,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.26% 7/5/13, LOC KBC Bank NV, VRDN (a)	200,000	200,000
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 7/5/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	3,170,000	3,170,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.09% 7/1/13, VRDN (a)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 400,000	$ 400,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.09% 7/5/13, VRDN (a)(d)	1,000,000	1,000,000
		1,400,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 7/5/13, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Wyo Envir. (PacifiCorp Proj.) Series 1995, 0.25% 7/5/13, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.24% 7/5/13, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $589,810,000)		589,810,000
Other Municipal Debt - 29.7%

Florida - 0.4%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	3,800,000	3,800,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.37% tender 7/15/13, CP mode (d)	1,400,000	1,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.43% tender 8/12/13, CP mode	2,050,000	2,050,000
Michigan - 28.4%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	9,300,000	9,300,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (a)	3,300,000	3,388,780
Series 2008 A, 4.25%, tender 1/15/14 (a)	10,000,000	10,218,436
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Macomb County Hosp. Fin. Auth. Rev. Bonds Series 2003 B, 5.75% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	$ 1,315,000	$ 1,342,289
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series 2011 A, 5% 10/15/13	1,110,000	1,125,369
Series I, 5.25% 10/15/13	2,000,000	2,028,746
Series 6, 0.14% 7/25/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	63,480,000	63,480,000
Michigan Comprehensive Trans. Rev. Bonds Series 2006, 4% 5/15/14	1,800,000	1,858,906
Michigan Fin. Auth. Rev.:
Bonds:
(Holland Cmnty. Hosp. Proj.) Series 2013 A, 1% 10/1/13	675,000	676,366
Series 2010 A, 4% 12/1/13	1,000,000	1,015,730
Series 2012 A:
2% 7/1/13	34,370,000	34,370,000
2% 1/1/14	3,800,000	3,833,940
5% 7/1/14	13,000,000	13,619,053
Series 2013, 2% 10/1/13	1,070,000	1,074,903
RAN Series 2012 B2, 2% 8/20/13, LOC JPMorgan Chase Bank	2,900,000	2,907,068
Michigan Gen. Oblig. Bonds:
Series 2001, 5.5% 12/1/13	3,500,000	3,577,287
Series 2002, 5.5% 12/1/13	5,925,000	6,055,944
Series 2012 A, 5% 9/15/13	1,300,000	1,312,755
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F3, 2.625%, tender 6/30/14 (a)	6,000,000	6,144,522
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.15%, tender 1/24/14 (a)	7,600,000	7,600,000
0.15%, tender 1/24/14 (a)	8,800,000	8,800,000
0.15%, tender 1/24/14 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.14% tender 10/1/13, CP mode	22,680,000	22,680,000
0.15% tender 7/16/13, CP mode	9,500,000	9,500,000
0.16% tender 8/6/13, CP mode	20,095,000	20,095,000
Series 2003, 5.5% 11/1/13 (Pre-Refunded to 11/1/13 @ 100)	10,000,000	10,177,064
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.5% 10/1/13	5,000,000	5,066,813
Series 2007, 5% 10/1/13	2,000,000	2,024,221
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev. Bonds: - continued
Series 2010:
5% 10/1/13	$ 2,095,000	$ 2,120,205
5% 10/1/13	1,000,000	1,012,044
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/13	1,000,000	1,016,750
Series 2004, 5.25% 11/1/13	1,000,000	1,016,895
Univ. of Michigan Rev.:
Bonds Series 2010 C, 3% 4/1/14	5,920,000	6,044,126
Series 2013 I, 0.13% 9/10/13, CP	10,785,000	10,785,000
		282,368,212
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.37% tender 7/15/13, CP mode (d)	600,000	600,000
Series 1990 A2, 0.45% tender 8/8/13, CP mode (d)	1,600,000	1,600,000
		2,200,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 7/18/13, CP mode (d)	3,300,000	3,300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $295,118,212)		295,118,212
Investment Company - 11.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $110,662,000)	110,662,000	110,662,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $995,590,212)		995,590,212
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,064,827)
NET ASSETS - 100%		$ 993,525,385
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,100,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	3/15/13	$ 3,800,000
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 9,300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 58,547
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $884,928,212)	$ 884,928,212
Fidelity Central Funds (cost $110,662,000)	110,662,000
Total Investments (cost $995,590,212)		$ 995,590,212
Cash		94,007
Receivable for fund shares sold		6,467,724
Interest receivable		1,552,662
Distributions receivable from Fidelity Central Funds		8,701
Other receivables		447
Total assets		1,003,713,753

Liabilities
Payable for investments purchased	$ 1,119,063
Payable for fund shares redeemed	8,692,007
Distributions payable	321
Accrued management fee	74,199
Other affiliated payables	282,305
Other payables and accrued expenses	20,473
Total liabilities		10,188,368

Net Assets		$ 993,525,385
Net Assets consist of:
Paid in capital		$ 993,273,021
Undistributed net investment income		51
Accumulated undistributed net realized gain (loss) on investments		252,313
Net Assets, for 992,316,221 shares outstanding		$ 993,525,385
Net Asset Value, offering price and redemption price per share ($993,525,385 ÷ 992,316,221 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 664,267
Income from Fidelity Central Funds		58,547
Total income		722,814

Expenses
Management fee	$ 1,747,821
Transfer agent fees	735,296
Accounting fees and expenses	56,969
Custodian fees and expenses	6,470
Independent trustees' compensation	1,811
Registration fees	21,678
Audit	18,694
Legal	6,118
Miscellaneous	3,245
Total expenses before reductions	2,598,102
Expense reductions	(1,922,947)	675,155
Net investment income (loss)		47,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		251,566
Net increase in net assets resulting from operations		$ 299,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,659	$ 87,690
Net realized gain (loss)	251,566	473
Net increase in net assets resulting from operations	299,225	88,163
Distributions to shareholders from net investment income	(47,608)	(87,525)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,205,305,220	2,293,893,207
Reinvestment of distributions	45,892	85,435
Cost of shares redeemed	(1,197,677,107)	(2,184,015,562)
Net increase (decrease) in net assets and shares resulting from share transactions	7,674,005	109,963,080
Total increase (decrease) in net assets	7,925,622	109,963,718

Net Assets
Beginning of period	985,599,763	875,636,045
End of period (including undistributed net investment income of $51 and undistributed net investment income of $0, respectively)	$ 993,525,385	$ 985,599,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.017
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.017
Distributions from net investment income	- F	- F	- F	- F	- F	(.017)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	- F	- F	- F	- F	- F	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.02%	1.68%
Ratios to Average Net Assets D, E
Expenses before reductions	.54% A	.55%	.55%	.55%	.60%	.54%
Expenses net of fee waivers, if any	.14% A	.19%	.22%	.30%	.48%	.54%
Expenses net of all reductions	.14% A	.19%	.22%	.30%	.48%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 993,525	$ 985,600	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 628,957,649	$ 26,828,085	$ (7,700,554)	$ 19,127,531
Fidelity Michigan Municipal Money Market Fund	995,590,212	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,363,187 and $33,318,503, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 911

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of ..01%. Such arrangements may be

Semiannual Report

7. Expense Reductions - continued

discontinued by FMR at any time. For the period, the amount of the waiver was $1,920,790.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,197	$ 2,900
Fidelity Michigan Municipal Money Market Fund	2,157	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MIR-USAN-0813
1.787785.110

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 966.30	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.8	36.8
Health Care	19.7	18.0
Education	18.7	14.3
Water & Sewer	7.4	10.5
Electric Utilities	5.7	5.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	7.2	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	8.2	7.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 6.8%	AAA 9.4%
AA,A 86.6%	AA,A 82.4%
BBB 5.5%	BBB 6.1%
BB and Below 0.5%	BB and Below 0.3%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,618,496
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,116,710
		2,735,206
Ohio - 97.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,526,295
5% 1/1/15	1,275,000	1,328,155
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,129,720
Series 2012, 5% 11/15/23	3,245,000	3,618,402
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,575,934
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,424,450
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,405,320
5.25% 2/15/28	8,040,000	8,778,313
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,243,298
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,304,380
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,085,999
5% 12/1/37	1,095,000	1,141,811
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,364,908
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,071,680
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,040,492
5% 6/1/17	3,100,000	3,424,756
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	915,000	965,389
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,693,206
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,079,480
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,643,667
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,154,897
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,516,120
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,078,010
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	517,555
5% 12/1/20	1,240,000	1,427,724
Series 2012 F:
5% 12/1/20	3,045,000	3,602,205
5% 12/1/21	2,765,000	3,263,391
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,889,458
Series B, 5% 12/1/32	6,500,000	7,064,005
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,819,235
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,663,813
Series 2012, 5% 12/1/25	2,350,000	2,616,537
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,281,423
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,329,734
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,399,789
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,160,832
Cleveland Muni. School District:
Series 2004, 5.25% 12/1/17 (FSA Insured)	2,215,000	2,304,708
Series 2013:
5% 12/1/24	1,255,000	1,424,187
5% 12/1/26	4,060,000	4,506,803
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,681,373
5.25% 9/15/17 (FSA Insured)	3,040,000	3,419,027
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,555,191
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. Series 2010: - continued
5% 11/15/16	$ 1,820,000	$ 2,025,806
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,137,094
5% 6/1/25	2,500,000	2,753,875
5% 6/1/26	3,075,000	3,356,947
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,183,180
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,297,088
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,146,400
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,579,750
Series 2009 B:
5% 12/1/26	1,805,000	1,996,330
5% 12/1/28	3,105,000	3,385,195
5% 12/1/29	1,000,000	1,083,650
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,316,100
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,144,850
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,644,502
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,260,817
5% 8/1/27	1,200,000	1,309,332
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,606,358
5% 12/1/25	765,000	865,972
Dayton Gen. Oblig.:
4% 12/1/22	750,000	791,828
4% 12/1/25	1,540,000	1,579,717
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,733,997
Dublin City School District 5% 12/1/21	1,200,000	1,363,944
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	409,728
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,853,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,304,062
4% 12/1/23	1,395,000	1,465,336
4% 12/1/24	1,490,000	1,546,844
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	$ 5,000,000	$ 5,254,750
Series A:
5% 11/1/15	260,000	283,111
5% 11/1/16	265,000	295,176
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,099,900
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,138,110
5% 12/1/24	1,800,000	2,027,322
5% 12/1/25	1,170,000	1,305,907
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,048,719
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,111,002
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,252,415
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,166,375
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,168,900
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,174,840
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,888,839
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,646,626
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,778,208
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,327,585
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,606,625
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,234,400
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,306,640
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,011,730
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,613,607
Series 2011 A, 5% 12/1/21	1,500,000	1,676,235
Hilliard Gen. Oblig.:
5% 12/1/18	235,000	255,539
5% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	765,000	846,427
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,588,380
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,402,449
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,496,224
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,411,250
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,076,230
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,191,511
Series 2012 A:
5% 5/1/24	1,385,000	1,565,105
5% 5/1/25	1,500,000	1,679,205
5% 5/1/26	1,600,000	1,771,872
Kings Local School District 5% 12/1/19 (Pre-Refunded to 6/1/15 @ 100)	1,365,000	1,480,315
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,149,098
5% 8/15/15	1,160,000	1,246,269
5% 8/15/16	1,260,000	1,379,234
5% 8/15/17	1,000,000	1,110,430
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,453,170
0% 12/1/16 (FSA Insured)	1,200,000	1,130,760
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,119,840
5% 10/1/49	3,000,000	3,112,230
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.) 5% 11/15/38	1,090,000	1,136,238
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,269,560
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lucas County Hosp. Rev.: - continued
Series 2011 D:
5% 11/15/22	$ 1,000,000	$ 1,136,680
5% 11/15/25	5,000,000	5,490,250
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,263,460
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,190,360
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,215,062
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,440,312
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,583,983
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,073,260
Series 2012 A, 5% 8/1/47	10,000,000	9,918,700
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,369,100
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,874,425
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,038,000
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,714,740
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,314,434
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,210,550
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,600,000	2,914,470
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,963,541
Series 2010 A, 5% 10/1/24	6,030,000	6,697,762
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	987,754
5% 10/1/22	1,090,000	1,269,599
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	548,220
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,986,604
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,425,564
Series 2006 D, 5% 9/15/20	5,000,000	5,489,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2008 A:
5.375% 9/1/23	$ 1,170,000	$ 1,345,430
5.375% 9/1/28	7,210,000	8,106,275
Series 2011, 5.25% 9/1/23	2,000,000	2,327,160
Series 2012 A:
5% 2/1/26	1,000,000	1,133,300
5% 2/1/27	5,000,000	5,613,350
Series 2012 B:
5% 9/1/21	1,390,000	1,658,631
5% 3/15/25	7,500,000	8,571,150
Series 2012 C, 5% 9/1/23	1,000,000	1,189,450
Series 2013 A, 5% 9/15/22	10,000,000	11,898,090
Series Q, 5% 4/1/25	1,845,000	2,108,318
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,759,106
Series 1994:
6.125% 10/1/15	2,000,000	2,226,420
6.25% 10/1/16	2,500,000	2,888,375
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,729,340
5.5% 1/1/43	3,500,000	3,727,325
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,065,330
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,845,893
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,003,760
Series 2010 A, 5.25% 1/15/23	2,500,000	2,745,850
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17	1,305,000	1,371,712
Series 2009, 5.5% 12/1/36	5,000,000	5,374,050
Series 2013:
5% 12/1/23	540,000	613,732
5% 12/1/24	585,000	657,821
5% 12/1/25	1,000,000	1,113,420
5% 12/1/26	1,195,000	1,317,476
5% 12/1/27	2,300,000	2,514,682
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,577,850
Series 2011 A, 5% 1/1/32	3,500,000	3,666,950
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,244,938
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts:
Series 2009 A:
5% 12/1/26	$ 2,000,000	$ 2,222,640
5% 12/1/26 (Pre-Refunded to 12/1/18 @ 100)	225,000	265,010
Series 2012 A:
4% 6/1/27	1,270,000	1,312,507
5% 6/1/24	1,690,000	1,990,431
Series 2013 A, 5% 6/1/38	3,500,000	3,727,885
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,573,840
Series 2010 A, 5% 2/15/31	5,475,000	5,826,331
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,136,540
5% 12/1/24	5,075,000	5,706,736
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,249,036
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,745,426
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,100,539
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2004, 5% 12/1/17	80,000	82,865
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,219,648
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,309,346
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	770,000	828,112
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,185,300
5% 6/1/30	1,000,000	1,087,240
Series 2010, 5% 12/1/22	3,010,000	3,472,426
5.25% 12/1/19	1,975,000	2,371,225
Olentangy Local School District 5% 12/1/36	2,700,000	2,871,180
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,155,413
0% 12/1/17	1,250,000	1,118,300
5% 12/1/32	1,500,000	1,604,865
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,107,060
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,236,711
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	$ 2,600,000	$ 2,820,636
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,570
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,136,240
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,292,132
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	493,101
5% 12/1/35 (FSA Insured)	2,500,000	2,561,075
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,907,086
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,669,138
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,071,800
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,861,284
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	840,000	852,289
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,676,680
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,238,590
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	140,000	144,571
5% 6/1/19	150,000	154,593
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,105,590
5% 6/1/23 (FSA Insured)	2,000,000	2,205,360
5% 6/1/24 (FSA Insured)	2,000,000	2,196,680
Series 2010 F, 5% 6/1/32	2,000,000	2,147,000
Series 2012 A:
5% 6/1/22	2,000,000	2,329,400
5% 6/1/23	2,000,000	2,293,840
Series 2012 C:
4% 6/1/28	2,000,000	2,010,860
5% 6/1/24	1,230,000	1,404,365
Series 2013 A:
5% 6/1/33	4,085,000	4,354,406
5% 6/1/34	5,130,000	5,455,447
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	$ 3,500,000	$ 3,611,230
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,994,714
		584,964,235
Puerto Rico - 1.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,918,566
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,370,837
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,030,130
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	161,062
Series 2010 C, 6% 8/1/39	1,800,000	1,881,018
Series 2011 C:
0% 8/1/39	6,990,000	1,526,686
0% 8/1/41	1,600,000	307,584
Series A, 0% 8/1/54 (AMBAC Insured)	5,595,000	429,137
		8,625,020
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,081,920
Series 2009 A, 6.75% 10/1/37	1,000,000	1,096,700
Series 2009 B, 5% 10/1/25	1,000,000	1,070,110
		3,248,730
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $588,770,795)	599,573,191
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,342,479
NET ASSETS - 100%	$ 602,915,670
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.8%
Health Care	19.7%
Education	18.7%
Water & Sewer	7.4%
Electric Utilities	5.7%
Special Tax	5.6%
Others* (Individually Less Than 5%)	6.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $588,770,795)		$ 599,573,191
Receivable for fund shares sold		256,218
Interest receivable		5,694,336
Other receivables		732
Total assets		605,524,477

Liabilities
Payable to custodian bank	$ 742,158
Payable for fund shares redeemed	801,280
Distributions payable	678,416
Accrued management fee	189,560
Transfer agent fee payable	133,741
Other affiliated payables	38,514
Other payables and accrued expenses	25,138
Total liabilities		2,608,807

Net Assets		$ 602,915,670
Net Assets consist of:
Paid in capital		$ 587,820,747
Undistributed net investment income		60,789
Accumulated undistributed net realized gain (loss) on investments		4,231,738
Net unrealized appreciation (depreciation) on investments		10,802,396
Net Assets, for 51,229,192 shares outstanding		$ 602,915,670
Net Asset Value, offering price and redemption price per share ($602,915,670 ÷ 51,229,192 shares)		$ 11.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 11,844,987

Expenses
Management fee	$ 1,178,643
Transfer agent fees	269,989
Accounting fees and expenses	76,315
Custodian fees and expenses	4,145
Independent trustees' compensation	1,229
Registration fees	14,960
Audit	24,030
Legal	496
Miscellaneous	3,274
Total expenses before reductions	1,573,081
Expense reductions	(2,054)	1,571,027
Net investment income (loss)		10,273,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,437,542
Change in net unrealized appreciation (depreciation) on investment securities		(36,688,239)
Net gain (loss)		(32,250,697)
Net increase (decrease) in net assets resulting from operations		$ (21,976,737)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,273,960	$ 20,745,450
Net realized gain (loss)	4,437,542	3,199,697
Change in net unrealized appreciation (depreciation)	(36,688,239)	17,596,699
Net increase (decrease) in net assets resulting from operations	(21,976,737)	41,541,846
Distributions to shareholders from net investment income	(10,275,813)	(20,683,610)
Distributions to shareholders from net realized gain	(741,938)	(2,427,967)
Total distributions	(11,017,751)	(23,111,577)
Share transactions Proceeds from sales of shares	56,526,300	125,756,638
Reinvestment of distributions	6,512,641	14,300,752
Cost of shares redeemed	(74,454,764)	(66,106,639)
Net increase (decrease) in net assets resulting from share transactions	(11,415,823)	73,950,751
Redemption fees	1,978	1,102
Total increase (decrease) in net assets	(44,408,333)	92,382,122

Net Assets
Beginning of period	647,324,003	554,941,881
End of period (including undistributed net investment income of $60,789 and undistributed net investment income of $62,642, respectively)	$ 602,915,670	$ 647,324,003
Other Information Shares
Sold	4,592,083	10,223,539
Issued in reinvestment of distributions	532,168	1,160,824
Redeemed	(6,127,948)	(5,371,717)
Net increase (decrease)	(1,003,697)	6,012,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Income from Investment Operations
Net investment income (loss) D	.195	.421	.443	.447	.455	.449
Net realized and unrealized gain (loss)	(.606)	.426	.630	(.216)	.737	(.632)
Total from investment operations	(.411)	.847	1.073	.231	1.192	(.183)
Distributions from net investment income	(.195)	(.420)	(.443)	(.447)	(.455)	(.449)
Distributions from net realized gain	(.014)	(.047)	-	(.004)	(.007)	(.008)
Total distributions	(.209)	(.467)	(.443)	(.451)	(.462)	(.457)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.77	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Total Return B, C	(3.37)%	7.14%	9.62%	1.95%	11.11%	(1.62)%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.49% A	.49%	.49%	.48%	.50%	.47%
Net investment income (loss)	3.20% A	3.42%	3.81%	3.82%	3.99%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602,916	$ 647,324	$ 554,942	$ 533,024	$ 523,499	$ 429,831
Portfolio turnover rate	27% A	14%	8%	7%	10%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/13	% of fund's investments 12/31/12	% of fund's investments 6/30/12
1 - 7	74.3	79.1	77.1
8 - 30	1.8	1.4	1.9
31 - 60	4.3	2.4	1.7
61 - 90	2.8	2.3	2.2
91 - 180	8.2	9.8	11.0
> 180	8.6	5.0	6.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/13	12/31/12	6/30/12
Fidelity Ohio Municipal Money Market Fund	44 Days	32 Days	46 Days
Ohio Tax-Free Money Market Funds Average*	39 Days	34 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/13	12/31/12	6/30/12
Fidelity Ohio Municipal Money Market Fund	45 Days	32 Days	46 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Variable Rate Demand Notes (VRDNs) 67.1%	Variable Rate Demand Notes (VRDNs) 62.1%
Other Municipal Debt 26.1%	Other Municipal Debt 18.8%
Investment Companies 6.2%	Investment Companies 7.4%
Net Other Assets (Liabilities) 0.6%	Net Other Assets (Liabilities) 11.7%

Current and Historical Seven-Day Yields

	6/30/13	3/31/13	12/31/12	9/30/12	6/30/12
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2013, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 7/5/13, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.33% 7/1/13, VRDN (a)(d)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.11% 7/1/13, VRDN (a)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.3% 7/5/13, VRDN (a)	2,000,000	2,000,000
0.33% 7/5/13, VRDN (a)	1,500,000	1,500,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 7/5/13, VRDN (a)(d)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 7/5/13, VRDN (a)(d)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.3% 7/5/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	300,000	300,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/5/13, VRDN (a)	400,000	400,000
Series 2012 A, 0.27% 7/5/13, VRDN (a)(d)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.18% 7/5/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 66.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	28,600,000	28,600,000
Series B, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	11,995,000	11,995,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.09% 7/1/13, LOC Bank of America NA, VRDN (a)	$ 18,200,000	$ 18,200,000
Series 2012 B, 0.06% 7/5/13, VRDN (a)	58,810,000	58,810,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.07% 7/5/13, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 A, 0.07% 7/5/13, LOC Bank of New York, New York, VRDN (a)(d)	24,365,000	24,365,000
Series 2009 D, 0.07% 7/5/13, LOC Bank of America NA, VRDN (a)	12,200,000	12,200,000
Columbus City School District Participating VRDN Series 1488, 0.08% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.06% 7/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,900,000	4,900,000
Series Putters 2456, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,805,000	5,805,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	17,000,000	17,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.18% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	100,000	100,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series Putters 4152, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,400,000	4,400,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,095,000	9,095,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.07% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,545,000	9,545,000
Participating VRDN Series BC 11 21B, 0.07% 7/5/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,660,000	4,660,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,275,000	3,275,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 7/5/13, LOC PNC Bank NA, VRDN (a)	$ 12,020,000	$ 12,020,000
Series 2000, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	6,810,000	6,810,000
Series 2002 I, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,535,000	16,535,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	9,000,000	9,000,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 7/5/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,700,000	12,700,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.27% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,955,000	1,955,000
Lancaster Port Auth. Gas Rev. 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	43,745,000	43,745,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	1,180,000	1,180,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.08% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,050,000	2,050,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.07% 7/5/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.14% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	8,745,000	8,745,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	17,420,000	17,420,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 7/5/13, VRDN (a)	3,100,000	3,100,000
Series B, 0.16% 7/5/13, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,600,000	29,600,000
Series 2008 B, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,315,000	19,315,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.09% 7/1/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.06% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 5,450,000	$ 5,450,000
Series 2009 D, 0.06% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.15% 7/5/13, LOC KeyBank NA, VRDN (a)	650,000	650,000
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.04% 7/5/13, VRDN (a)	2,000,000	2,000,000
(Infrastructure Impt. Proj.) Series 2003 B, 0.05% 7/5/13, VRDN (a)	2,200,000	2,200,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.05% 7/1/13, VRDN (a)	1,020,000	1,020,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.1% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.12% 7/5/13, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series B, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	18,470,000	18,470,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,440,000	2,440,000
Series Putters 3558, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,200,000	6,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.07% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	16,720,000	16,720,000
Series 2005 B2, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,490,000	4,490,000
Series 2005 F, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,800,000	14,800,000
Series F, 0.08% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Participating VRDN Series Merlots 06 A2, 0.11% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,005,000	1,005,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2004 D, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 10,635,000	$ 10,635,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.22% 7/5/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	415,000	415,000
(Wingate at Belle Meadows Proj.) 0.09% 7/5/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,610,000	8,610,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.07% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	20,550,000	20,550,000
Series 2008 B, 0.08% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	24,310,000	24,310,000
Series 2008 H, 0.09% 7/5/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio State Univ. Gen. Receipts:
Participating VRDN Series Putters 4313, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,305,000	6,305,000
Series 1997, 0.05% 7/5/13, VRDN (a)	1,100,000	1,100,000
Series 2001, 0.05% 7/5/13, VRDN (a)	1,000,000	1,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.12% 7/5/13, LOC Bank of America NA, VRDN (a)(d)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)	29,100,000	29,100,000
Series 2008 C, 0.09% 7/1/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,600,000	11,600,000
Series 2006 A, 0.08% 7/5/13, LOC UBS AG, VRDN (a)	12,300,000	12,300,000
Series 2010 C, 0.13% 7/1/13, LOC UBS AG, VRDN (a)	24,115,000	24,115,000
Ohio Wtr. Dev. Auth. Rev. (Timken Co. Proj.) Series 2001, 0.07% 7/5/13, LOC Northern Trust Co., VRDN (a)	6,100,000	6,100,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.07% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,700,000	4,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.18% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	$ 775,000	$ 775,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,350,000	1,350,000
		804,885,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.26% 7/5/13, LOC KBC Bank NV, VRDN (a)	300,000	300,000
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 7/5/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	400,000	400,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.17% 7/1/13, LOC Bank of America NA, VRDN (a)	1,415,000	1,415,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	600,000	600,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.24% 7/5/13, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $817,260,000)		817,260,000
Other Municipal Debt - 26.1%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.37% tender 7/15/13, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 8/8/13, CP mode	4,400,000	4,400,000
0.43% tender 8/12/13, CP mode	300,000	300,000
		4,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.45% tender 8/8/13, CP mode (d)	$ 1,200,000	$ 1,200,000
Ohio - 25.5%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.33%, tender 8/15/13 (a)	2,464,000	2,464,000
Avon Gen. Oblig. BAN 0.45% 6/25/14	2,610,000	2,610,000
Beachwood Gen. Oblig. BAN 1% 8/7/13	1,735,000	1,736,263
Cincinnati Wtr. Sys. Rev. Bonds Series 2012 A, 1% 12/1/13	1,315,000	1,319,519
Cleveland Muni. School District Bonds Series 2013, 2% 12/1/13	9,380,000	9,451,476
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	7,705,000	7,851,675
Columbus Gen. Oblig.:
BAN Series 2012-1, 1.5% 11/21/13	7,000,000	7,035,272
Bonds:
Series 2011 A, 5% 7/1/13	1,390,000	1,390,000
Series 2012 B:
3% 2/15/14	7,395,000	7,524,393
4% 2/15/14	1,500,000	1,534,976
Series 2013-1, 4% 7/1/14	10,195,000	10,584,120
Series 2013-2, 4% 7/1/14	2,475,000	2,569,465
Delaware Gen. Oblig. BAN 1% 4/23/14	12,735,000	12,817,414
Finneytown Local School District BAN 1.5% 10/30/13	4,700,000	4,718,700
Franklin County Hosp. Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (a)	20,400,000	20,400,000
Series 2011 C, 0.09%, tender 6/4/14 (a)	12,000,000	12,000,000
Hancock County Gen. Oblig. BAN Series 2013, 2% 11/8/13	800,000	804,795
Independence Gen. Oblig. BAN 1.125% 4/16/14	2,725,000	2,741,618
Lebanon Gen. Oblig. BAN 1% 4/24/14	1,025,000	1,030,813
Lucas County Hosp. Rev. Bonds (Promedia Health Care Oblig. Group Proj.) 5% 11/15/13	1,135,000	1,154,917
Mason City School District BAN Series 2013, 1.5% 1/30/14	4,900,000	4,935,629
Mason Gen. Oblig. BAN 1.25% 6/26/14	2,885,000	2,911,364
Ohio Bldg. Auth. Bonds Series 2005 B, 5% 10/1/13	1,285,000	1,300,252
Ohio Gen. Oblig. Bonds:
(Cultural and Sports Facilities Bldg. Proj.):
Series 2013 A, 2% 4/1/14	1,475,000	1,494,524
Series 2013 B, 2% 4/1/14	1,315,000	1,332,406
(Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	1,000,000	1,004,075
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 2% 2/1/14	2,305,000	2,329,210
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2002 C, 5.5% 11/1/13	$ 2,000,000	$ 2,035,652
Series 2004 B, 5% 2/1/14	1,000,000	1,028,141
Series 2006 D, 5% 9/15/13	1,800,000	1,817,823
Series 2009 C:
5% 8/1/13	6,000,000	6,024,433
5% 9/15/13	9,125,000	9,215,691
Series 2012 A, 5% 2/1/14	1,750,000	1,798,819
Series 2013 A:
1% 5/1/14	8,930,000	8,989,366
2% 2/1/14	5,415,000	5,473,150
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.17% tender 8/6/13, CP mode	13,000,000	13,000,000
0.17% tender 8/13/13, CP mode	7,100,000	7,100,000
0.17% tender 8/14/13, CP mode	10,200,000	10,200,000
0.17% tender 9/5/13, CP mode	22,700,000	22,700,000
0.17% tender 10/7/13, CP mode	2,000,000	2,000,000
0.17% tender 12/5/13, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.16% tender 11/7/13, CP mode	12,300,000	12,300,000
0.17% tender 8/6/13, CP mode	5,000,000	5,000,000
0.17% tender 10/7/13, CP mode	23,900,000	23,900,000
Series 2010 A, 5% 1/15/14	1,000,000	1,025,339
Series 2013 A2, 0.09% 1/1/14 (a)	5,000,000	5,000,000
Ohio Univ. Gen. Receipts Athens Bonds Series 2013, 2% 12/1/13	2,225,000	2,241,983
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2004, 5% 12/1/13	2,000,000	2,040,174
Series 2009, 5% 12/1/13	1,000,000	1,019,886
Portage County Gen. Oblig. BAN Series 2012, 1.5% 10/30/13	15,150,000	15,213,080
Univ. of Cincinnati Gen. Receipts BAN:
Series 2012 D, 1.5% 12/12/13	2,500,000	2,513,438
1.5% 5/9/14	11,050,000	11,165,802
		310,149,653
TOTAL OTHER MUNICIPAL DEBT (Cost $317,649,653)		317,649,653
Investment Company - 6.2%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $76,074,000)	76,074,000	$ 76,074,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,210,983,653)		1,210,983,653
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,817,018
NET ASSETS - 100%		$ 1,218,800,671
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 64,133
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,134,909,653)	$ 1,134,909,653
Fidelity Central Funds (cost $76,074,000)	76,074,000
Total Investments (cost $1,210,983,653)		$ 1,210,983,653
Cash		10,301,603
Receivable for fund shares sold		13,388,171
Interest receivable		1,414,719
Distributions receivable from Fidelity Central Funds		6,320
Other receivables		144
Total assets		1,236,094,610

Liabilities
Payable for investments purchased	$ 2,200,713
Payable for fund shares redeemed	14,653,297
Distributions payable	485
Accrued management fee	99,720
Other affiliated payables	318,345
Other payables and accrued expenses	21,379
Total liabilities		17,293,939

Net Assets		$ 1,218,800,671
Net Assets consist of:
Paid in capital		$ 1,218,797,514
Undistributed net investment income		256
Accumulated undistributed net realized gain (loss) on investments		2,901
Net Assets, for 1,218,311,673 shares outstanding		$ 1,218,800,671
Net Asset Value, offering price and redemption price per share ($1,218,800,671 ÷ 1,218,311,673 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 906,877
Income from Fidelity Central Funds		64,133
Total income		971,010

Expenses
Management fee	$ 2,295,254
Transfer agent fees	853,403
Accounting fees and expenses	68,714
Custodian fees and expenses	8,164
Independent trustees' compensation	2,376
Registration fees	25,960
Audit	18,921
Legal	994
Miscellaneous	4,102
Total expenses before reductions	3,277,888
Expense reductions	(2,369,677)	908,211
Net investment income (loss)		62,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		172
Net increase in net assets resulting from operations		$ 62,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,799	$ 109,043
Net realized gain (loss)	172	8,334
Net increase in net assets resulting from operations	62,971	117,377
Distributions to shareholders from net investment income	(62,543)	(109,032)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,581,161,865	2,976,266,019
Reinvestment of distributions	59,468	105,697
Cost of shares redeemed	(1,704,808,036)	(2,740,593,789)
Net increase (decrease) in net assets and shares resulting from share transactions	(123,586,703)	235,777,927
Total increase (decrease) in net assets	(123,586,275)	235,786,272

Net Assets
Beginning of period	1,342,386,946	1,106,600,674
End of period (including undistributed net investment income of $256 and $0, respectively)	$ 1,218,800,671	$ 1,342,386,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.018
Distributions from net investment income	- F	- F	- F	- F	- F	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.15%	1.77%
Ratios to Average Net Assets D, E
Expenses before reductions	.52% A	.52%	.52%	.52%	.57%	.54%
Expenses net of fee waivers, if any	.15% A	.19%	.24%	.37%	.55%	.54%
Expenses net of all reductions	.15% A	.19%	.24%	.37%	.55%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,801	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 588,763,449	$ 21,808,626	$ (10,998,884)	$ 10,809,742
Fidelity Ohio Municipal Money Market Fund	1,210,983,653	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $86,937,178 and $90,136,637, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with FIIOC under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 845

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,360,885.

In addition, through arrangements with each applicable Fund's custodian , credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 2,051	$ -	$ 3
Fidelity Ohio Municipal Money Market Fund	2,168	6,624	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-USAN-0813
1.787787.110

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 971.40	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund	.14%
Actual		$ 1,000.00	$ 1,000.05	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.8	29.8
Health Care	21.4	20.1
Education	14.4	15.1
Transportation	10.2	9.5
Electric Utilities	8.3	7.6
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	6.0	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	7.3	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 0.7%	AAA 0.7%
AA,A 88.1%	AA,A 83.8%
BBB 8.4%	BBB 10.2%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.0%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	$ 900,000	$ 1,002,033
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	570,280
5% 7/1/23	1,000,000	1,131,370
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,514,960
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,692,290
		6,908,900
Pennsylvania - 95.5%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,087,820
Allegheny County Arpt. Auth. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,699,838
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,470,146
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,788,864
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,073,890
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,657,891
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,260,120
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,227,240
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	6,941,276
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,807,490
Annville-Cleona School District 6% 3/1/28	270,000	286,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	3,869,560
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,493,620
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev.: - continued
Series 2012 A, 5% 11/1/40	$ 3,590,000	$ 3,615,238
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	273,923
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,919,803
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,237,529
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,545,750
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,115,600
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,391,500
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,121,020
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,115,380
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,789,000
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	895,056
5% 6/1/25	1,175,000	1,302,253
5% 6/1/26	1,250,000	1,370,375
5% 6/1/42	4,000,000	4,121,640
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,573,762
5% 11/1/42	3,000,000	3,083,130
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,324,420
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,394,460
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,623,019
Series 2012:
5% 8/1/21	350,000	403,946
5% 8/1/22	300,000	345,048
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,533,375
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,214,490
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,801,214
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,094,524
7.75% 4/1/25 (FSA Insured)	395,000	453,053
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,777,086
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,879,663
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	545,700
5% 8/1/31	3,080,000	3,353,658
5% 8/1/34	1,000,000	1,078,890
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,855,243
5.375% 7/1/42	2,130,000	2,188,021
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,137,867
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,619,350
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,851,715
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,325,453
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,372,682
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,425,200
5% 1/1/41	1,750,000	1,742,213
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,615,005
5% 2/15/27	3,625,000	3,865,011
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,031,300
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,224,600
Series 2012 A:
5% 6/1/23	3,850,000	4,266,955
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.): - continued
Series 2012 A: - continued
5% 6/1/24	$ 1,500,000	$ 1,654,020
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,122,820
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	945,171
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	535,085
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,347,003
5.25% 8/15/18	1,450,000	1,590,650
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,180,730
5% 10/1/25	2,500,000	2,890,025
5% 10/1/26	2,500,000	2,855,375
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,926,689
5% 3/1/25	3,255,000	3,560,937
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,048,480
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,096,240
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,016,000
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	10,911,606
First Series 2008, 5% 5/15/27	805,000	883,101
First Series 2009, 5% 3/15/27	3,000,000	3,362,160
First Series 2011:
5% 11/15/24	5,000,000	5,774,900
5% 11/15/25	4,000,000	4,584,720
Second Series 2005, 5% 1/1/25	9,900,000	10,727,442
Second Series 2007 A, 5% 8/1/25	2,500,000	2,781,875
Second Series 2009:
5% 4/15/25	500,000	569,500
5% 4/15/28	5,000,000	5,589,000
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,500,000	$ 2,398,225
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	281,670
5% 3/1/20	300,000	343,569
5% 3/1/22	275,000	314,636
5% 3/1/23	585,000	668,017
5% 3/1/42	2,950,000	3,086,644
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,232,260
Series 2009 A, 5.25% 8/15/22	2,655,000	3,005,487
Series 2011 A, 5.75% 8/15/41	4,980,000	5,416,746
First Series 2012, 5% 4/1/20	750,000	867,698
First Series:
5% 4/1/21	500,000	577,970
5% 4/1/22	600,000	692,172
5% 4/1/23	800,000	915,608
5% 4/1/24	1,100,000	1,246,344
Series 2010 E, 5% 5/15/31	2,500,000	2,628,775
Series 2010:
5% 9/1/30	1,150,000	1,249,268
5% 9/1/31	1,025,000	1,109,450
Series 2011 A, 5% 9/1/41	2,000,000	2,123,960
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,636,010
Series 2008 A, 5% 8/15/29	3,945,000	4,256,182
Series 2010:
5% 3/1/22	2,640,000	3,033,835
5% 3/1/40	4,385,000	4,710,586
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,183,540
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,109,761
5% 12/1/25 (AMBAC Insured)	7,345,000	7,684,486
5% 12/1/26 (AMBAC Insured)	3,500,000	3,646,965
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,305,600
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,254,780
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	1,860,050
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,513,170
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,557,765
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,032,290
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,029,480
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,705,859
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,828,784
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,816,914
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,466,619
Ninth Series, 5.25% 8/1/40	5,595,000	5,740,974
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,304,531
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,289,020
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,997,904
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,297,440
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,690,875
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,580
Series 2012:
5% 4/15/21	1,000,000	1,121,640
5% 4/15/25	2,230,000	2,424,657
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,030,239
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,257,969
Series 2010 C, 5% 9/1/21	4,000,000	4,443,840
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,231,680
Series 2011 A, 5% 1/1/41	2,715,000	2,849,854
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,470,095
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	$ 2,000,000	$ 2,178,540
5.25% 9/1/16 (FSA Insured)	3,000,000	3,342,060
Series 2012 A, 5% 9/1/22	2,000,000	2,243,300
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,590,760
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	1,670,000	1,686,767
6.5% 9/1/13 (FGIC Insured)	1,675,000	1,690,963
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,058,100
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,846,150
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,647,165
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,101,270
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,892,239
5% 5/1/28 (FSA Insured)	1,000,000	1,060,120
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,181,800
Series 2000 C, 5% 9/15/35	2,000,000	2,126,800
Series 2007 B, 5.25% 9/15/28	2,500,000	2,783,050
Series 2009 A, 5% 9/15/16	1,150,000	1,292,175
Series 2009 B:
5% 9/15/28	2,000,000	2,189,400
5.5% 9/15/24	5,250,000	6,090,735
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,594,140
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,465,000	4,771,567
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,235,850
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A: - continued
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,038,250
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,895,143
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,145,990
		430,070,711
Puerto Rico - 0.6%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	500,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,790,962
0% 8/1/41	1,200,000	230,688
		2,521,650
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $429,335,780)	440,503,294
NET OTHER ASSETS (LIABILITIES) - 2.2%	9,815,200
NET ASSETS - 100%	$ 450,318,494
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	30.8%
Health Care	21.4%
Education	14.4%
Transportation	10.2%
Electric Utilities	8.3%
Water & Sewer	6.7%
Others* (Individually Less Than 5%)	8.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $429,335,780)		$ 440,503,294
Cash		6,088,431
Receivable for fund shares sold		168,944
Interest receivable		5,838,829
Other receivables		946
Total assets		452,600,444

Liabilities
Payable for fund shares redeemed	$ 1,561,595
Distributions payable	420,309
Accrued management fee	142,764
Other affiliated payables	132,717
Other payables and accrued expenses	24,565
Total liabilities		2,281,950

Net Assets		$ 450,318,494
Net Assets consist of:
Paid in capital		$ 437,443,340
Undistributed net investment income		55,060
Accumulated undistributed net realized gain (loss) on investments		1,652,580
Net unrealized appreciation (depreciation) on investments		11,167,514
Net Assets, for 41,092,714 shares outstanding		$ 450,318,494
Net Asset Value, offering price and redemption price per share ($450,318,494 ÷ 41,092,714 shares)		$ 10.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 8,959,512

Expenses
Management fee	$ 888,087
Transfer agent fees	200,444
Accounting fees and expenses	63,252
Custodian fees and expenses	2,873
Independent trustees' compensation	928
Registration fees	17,413
Audit	23,908
Legal	1,724
Miscellaneous	1,958
Total expenses before reductions	1,200,587
Expense reductions	(3,286)	1,197,301
Net investment income (loss)		7,762,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,729,632
Change in net unrealized appreciation (depreciation) on investment securities		(23,379,532)
Net gain (loss)		(21,649,900)
Net increase (decrease) in net assets resulting from operations		$ (13,887,689)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,762,211	$ 15,680,043
Net realized gain (loss)	1,729,632	1,748,180
Change in net unrealized appreciation (depreciation)	(23,379,532)	13,917,672
Net increase (decrease) in net assets resulting from operations	(13,887,689)	31,345,895
Distributions to shareholders from net investment income	(7,760,772)	(15,632,766)
Distributions to shareholders from net realized gain	(256,934)	(1,100,705)
Total distributions	(8,017,706)	(16,733,471)
Share transactions Proceeds from sales of shares	45,623,127	116,905,113
Reinvestment of distributions	5,219,245	11,001,986
Cost of shares redeemed	(66,242,569)	(79,594,140)
Net increase (decrease) in net assets resulting from share transactions	(15,400,197)	48,312,959
Redemption fees	1,617	4,500
Total increase (decrease) in net assets	(37,303,975)	62,929,883

Net Assets
Beginning of period	487,622,469	424,692,586
End of period (including undistributed net investment income of $55,060 and undistributed net investment income of $53,621, respectively)	$ 450,318,494	$ 487,622,469
Other Information Shares
Sold	4,005,939	10,275,493
Issued in reinvestment of distributions	460,296	963,856
Redeemed	(5,887,653)	(6,995,178)
Net increase (decrease)	(1,421,418)	4,244,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Income from Investment Operations
Net investment income (loss) D	.181	.387	.415	.418	.407	.416
Net realized and unrealized gain (loss)	(.504)	.395	.590	(.197)	.569	(.497)
Total from investment operations	(.323)	.782	1.005	.221	.976	(.081)
Distributions from net investment income	(.181)	(.386)	(.415)	(.418)	(.407)	(.416)
Distributions from net realized gain	(.006)	(.026)	-	(.073)	-	(.023)
Total distributions	(.187)	(.412)	(.415)	(.491)	(.407)	(.439)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.96	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Total Return B, C	(2.86)%	7.13%	9.76%	2.02%	9.70%	(.77)%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.50%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.50%	.50%	.51%	.50%
Expenses net of all reductions	.49% A	.48%	.50%	.50%	.51%	.46%
Net investment income (loss)	3.21% A	3.40%	3.87%	3.85%	3.84%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 450,318	$ 487,622	$ 424,693	$ 430,961	$ 428,569	$ 326,566
Portfolio turnover rate	9% A	16%	12%	19%	8%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/13	% of fund's investments 12/31/12	% of fund's investments 6/30/12
1 - 7	86.3	86.8	87.5
8 - 30	0.6	0.6	1.6
31 - 60	4.3	4.1	3.1
61 - 90	1.0	0.1	0.7
91 - 180	3.3	4.8	0.7
> 180	4.5	3.6	6.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/13	12/31/12	6/30/12
Fidelity Pennsylvania Municipal Money Market Fund	27 Days	22 Days	28 Days
Pennsylvania Tax-Free Money Market Funds Average*	33 Days	26 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/13	12/31/12	6/30/12
Fidelity Pennsylvania Municipal Money Market Fund	27 Days	22 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Variable Rate Demand Notes (VRDNs) 73.2%	Variable Rate Demand Notes (VRDNs) 74.4%
Other Municipal Debt 15.3%	Other Municipal Debt 19.7%
Investment Companies 10.4%	Investment Companies 0.9%
Net Other Assets (Liabilities) 1.1%	Net Other Assets (Liabilities) 5.0%

Current and Historical Seven-Day Yields

	6/30/13	3/31/13	12/31/12	9/30/12	6/30/12
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2013, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 7/5/13, VRDN (a)(d)	$ 400,000	$ 400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 7/5/13, VRDN (a)	200,000	200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.14% 7/5/13, LOC Bank of America NA, VRDN (a)	900,000	900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.16% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	3,260,000	3,260,000
Georgia - 0.2%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.21% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,285,000	1,285,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 7/5/13, VRDN (a)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.3% 7/5/13, VRDN (a)	780,000	780,000
0.33% 7/5/13, VRDN (a)	300,000	300,000
		1,080,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 7/5/13, VRDN (a)(d)	450,000	450,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 7/5/13, VRDN (a)(d)	400,000	400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.3% 7/5/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	200,000	200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/5/13, VRDN (a)	$ 500,000	$ 500,000
Series 2012 A, 0.27% 7/5/13, VRDN (a)(d)	500,000	500,000
		1,000,000
New Jersey/Pennsylvania - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (a)	8,000,000	8,000,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.18% 7/5/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 7/5/13, LOC Cr. Industriel et Commercial, VRDN (a)	2,200,000	2,200,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 7/5/13, VRDN (a)	300,000	300,000
Series B, 0.16% 7/5/13, VRDN (a)	100,000	100,000
		400,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.26% 7/5/13, LOC KBC Bank NV, VRDN (a)	200,000	200,000
Pennsylvania - 69.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,995,000	2,995,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	8,425,000	8,425,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,400,000	4,400,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Neighborhood Academy Proj.) 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(United Jewish Federation Proj.) Series 1996 A, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	$ 400,000	$ 400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.09% 7/1/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	5,000,000	5,000,000
Series 2005 A, 0.06% 7/5/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.09% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,580,000	3,580,000
(Snowball Real Estate LP Proj.) 0.26% 7/5/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,305,000	1,305,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	5,350,000	5,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.07% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,240,000	20,240,000
Series 2008 A2, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	33,450,000	33,450,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.1% 7/1/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,915,000	1,915,000
Series 2006 B, 0.1% 7/1/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	22,980,000	22,980,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.07% 7/1/13 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	2,900,000	2,900,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.16% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,640,000	8,640,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 7/5/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 13,000,000	$ 13,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Haverford Township School District Series 2009, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	6,635,000	6,635,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.05% 7/1/13, LOC JPMorgan Chase Bank, VRDN (a)	3,885,000	3,885,000
Luzerne County Convention Ctr. Series 2012, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,325,000	2,325,000
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.06% 7/1/13, LOC TD Banknorth, NA, VRDN (a)	2,100,000	2,100,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.06% 7/5/13, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	1,990,000	1,990,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.16% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	647,000	647,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 1999 C4, 0.18% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 2002 B5, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 B, 0.08% 7/5/13, LOC PNC Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2004 D2, 0.13% 7/5/13, LOC PNC Bank NA, VRDN (a)(d)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.15% 7/5/13, LOC Citibank NA, VRDN (a)(d)	6,000,000	6,000,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,540,000	4,540,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Putters 3352Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,435,000	$ 4,435,000
Series Putters 4014, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series RBC O 34, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000,000	5,000,000
Series ROC II R 11505, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	7,800,000	7,800,000
Series ROC II R 4050, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	5,200,000	5,200,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.07% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	14,900,000	14,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Second Series, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
(Holy Family Univ. Proj.) Series 2008, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	4,935,000	4,935,000
Participating VRDN:
ROC II R 11721, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series ROC II R 14041, 0.08% 7/5/13 (Liquidity Facility Deutsche Postbank AG) (a)(e)	7,170,000	7,170,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Putters 3786 Z, 0.12% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,725,000	4,725,000
Series Putters 3950, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4297, 0.12% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,625,000	2,625,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,870,000	3,870,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (a)	$ 25,925,000	$ 25,925,000
Series 2008 C, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (a)	20,875,000	20,875,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.07% 7/5/13, LOC TD Banknorth, NA, VRDN (a)(d)	12,595,000	12,595,000
Series 2005 C2, 0.07% 7/5/13, LOC Royal Bank of Canada, VRDN (a)(d)	10,500,000	10,500,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.12% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,755,000	6,755,000
(The Franklin Institute Proj.) Series 2006, 0.1% 7/5/13, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	2,260,000	2,260,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	11,400,000	11,400,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.05% 7/5/13, LOC Bank of America NA, VRDN (a)	24,000,000	24,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.06% 7/5/13, LOC Bank of New York, New York, VRDN (a)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (a)(e)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.06% 7/5/13, LOC Bank of America NA, VRDN (a)	7,700,000	7,700,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	20,760,000	20,760,000
Series RBC E 28, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,440,000	13,440,000
Series RBC E 29, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,500,000	6,500,000
Series RBC E 30, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.06% 7/5/13, LOC TD Banknorth, NA, VRDN (a)	6,330,000	6,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.17% 7/5/13, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	$ 1,920,000	$ 1,920,000
Somerset County Gen. Oblig. Series 2009 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,470,000	4,470,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 7/5/13, LOC PNC Bank NA, VRDN (a)	4,700,000	4,700,000
Washington County Auth. Rev. 0.04% 7/5/13, VRDN (a)	100,000	100,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (a)	7,155,000	7,155,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.17% 7/5/13, LOC Bank of America NA, VRDN (a)	5,150,000	5,150,000
		570,872,000
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 7/5/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,900,000	2,900,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.12% 7/1/13, VRDN (a)(d)	500,000	500,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	300,000	300,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.24% 7/5/13, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $598,047,000)		598,047,000
Other Municipal Debt - 15.3%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.37% tender 7/15/13, CP mode (d)	1,100,000	1,100,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP mode	$ 1,100,000	$ 1,100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.43% tender 8/12/13, CP mode	700,000	700,000
Series 1990 A2, 0.45% tender 8/8/13, CP mode (d)	1,900,000	1,900,000
		2,600,000
Pennsylvania - 14.7%
Allegheny County Bonds Series 2002 C, 5.375% 11/1/13	5,000,000	5,085,941
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
Series 2010 A, 5% 5/15/14	1,000,000	1,041,314
Series 2011 A, 3% 10/15/13	1,320,000	1,330,133
Allegheny County Sanitation Auth. Swr. Rev. Bonds Series 2011, 3% 12/1/13	2,500,000	2,526,702
East Stroudsburg Area School District Bonds Series 2010, 4% 11/15/13	1,280,000	1,297,441
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	9,610,000	9,976,362
Geisinger Auth. Health Sys. Rev. Bonds Series WF 11 69C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	1,600,000	1,600,000
Lehigh County Gen. Oblig. Bonds Series 2011, 3% 11/15/13	6,030,000	6,092,152
Lower Merion School District Bonds Series 2012, 3% 5/15/14	4,690,000	4,803,084
Pennsylvania Gen. Oblig. Bonds:
First Series 2002, 5.5% 2/1/14	3,000,000	3,092,743
First Series 2011, 4% 11/15/13	3,000,000	3,042,185
First Series:
4% 7/15/13	1,300,000	1,301,923
5% 10/1/13	2,300,000	2,327,800
Fourth Series 2004, 5% 7/1/13 (Escrowed to Maturity)	3,190,000	3,190,000
Series 2004, 5.25% 7/1/13	1,500,000	1,500,000
Series 2008, 5% 2/15/14	4,930,000	5,078,130
Series 2009, 5% 7/1/13	2,925,000	2,925,000
Series 2010 C, 5% 7/15/13	2,500,000	2,504,673
Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	14,365,000	14,365,000
Third Series, 5% 9/1/13	1,925,000	1,940,401
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2005 A, 5% 8/15/13	2,100,000	2,112,377
Series 2008 B, 5% 8/15/13	4,165,000	4,189,378
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds: - continued
Series 2010 E, 5% 5/15/14	$ 3,965,000	$ 4,128,913
Series WF 11 26C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,000,000	5,000,000
Pittsburgh School District Bonds Series 2002 A, 5.5% 9/1/13	1,975,000	1,992,281
Swarthmore Borough Auth. College Rev. Bonds Series 2008, 5% 9/15/13	1,875,000	1,893,454
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN:
Series 2012, 2% 7/2/13	6,700,000	6,700,328
2% 7/11/14	7,800,000	7,945,647
Bonds (Univ. Cap. Proj.):
Series 2005 A, 5.5%, tender 9/15/13 (a)	1,000,000	1,010,802
Series 2012 C, 0.16% tender 8/1/13, CP mode	10,000,000	10,000,000
		119,994,164
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 7/18/13, CP mode (d)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $124,894,164)		124,894,164
Investment Company - 10.4%

Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $85,613,000)	85,613,000	85,613,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $808,554,164)		808,554,164
NET OTHER ASSETS (LIABILITIES) - 1.1%		8,690,387
NET ASSETS - 100%		$ 817,244,551
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,965,000 or 2.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Geisinger Auth. Health Sys. Rev. Bonds Series WF 11 69C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	6/9/11	$ 1,600,000
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11 - 10/24/12	$ 14,365,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 22,291
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $722,941,164)	$ 722,941,164
Fidelity Central Funds (cost $85,613,000)	85,613,000
Total Investments (cost $808,554,164)		$ 808,554,164
Cash		2,537,774
Receivable for fund shares sold		9,196,628
Interest receivable		1,287,982
Distributions receivable from Fidelity Central Funds		5,507
Other receivables		111
Total assets		821,582,166

Liabilities
Payable for investments purchased	$ 100,000
Payable for fund shares redeemed	4,166,984
Distributions payable	202
Accrued management fee	70,199
Other affiliated payables	230
Total liabilities		4,337,615

Net Assets		$ 817,244,551
Net Assets consist of:
Paid in capital		$ 817,233,494
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		11,059
Net Assets, for 817,072,689 shares outstanding		$ 817,244,551
Net Asset Value, offering price and redemption price per share ($817,244,551 ÷ 817,072,689 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 558,683
Income from Fidelity Central Funds		22,291
Total income		580,974

Expenses
Management fee	$ 1,915,849
Independent trustees' compensation	1,429
Total expenses before reductions	1,917,278
Expense reductions	(1,374,343)	542,935
Net investment income (loss)		38,039
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,739
Net increase in net assets resulting from operations		$ 45,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,039	$ 68,293
Net realized gain (loss)	7,739	32,463
Net increase in net assets resulting from operations	45,778	100,756
Distributions to shareholders from net investment income	(38,041)	(68,278)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,025,340,903	1,885,238,135
Reinvestment of distributions	36,947	66,921
Cost of shares redeemed	(996,626,540)	(1,783,013,637)
Net increase (decrease) in net assets and shares resulting from share transactions	28,751,310	102,291,419
Total increase (decrease) in net assets	28,759,047	102,323,897

Net Assets
Beginning of period	788,485,504	686,161,607
End of period (including distributions in excess of net investment income of $2 and $0, respectively)	$ 817,244,551	$ 788,485,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.018
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.018
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.018)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.09%	1.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.53%	.51%
Expenses net of fee waivers, if any	.14% A	.18%	.22%	.30%	.49%	.51%
Expenses net of all reductions	.14% A	.18%	.22%	.30%	.49%	.46%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.09%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 817,245	$ 788,486	$ 686,162	$ 670,790	$ 678,148	$ 848,937

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts, deferred trustees compensation, capital loss carryforwards and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 429,335,780	$ 16,629,345	$ (5,461,831)	$ 11,167,514
Fidelity Pennsylvania Municipal Money Market Fund	808,554,164	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $21,839,733 and $27,533,936, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee.The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of.50% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Semiannual Report

6. Committed Line of Credit - continued

The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 641

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,371,051.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 2,352	$ 934

In addition, through an arrangement with Money Market Fund's custodian, $3,292 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-USAN-0813
1.787788.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013